Income Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of components of income tax expense

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Current tax
HK	226	232
PRC	2,184	48
U.S. and others	231	530
Total current tax	2,641	810
Deferred income tax	(782)	1,222
Income tax expense	1,859	2,032

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(140,447)	(76,580)
Tax calculated at the statutory tax rate of the Company	(23,174)	(12,636)
Tax effects of:
Different tax rates applicable in different jurisdictions	3,585	1,431
Tax valuation allowance	28,634	16,178
Preferential tax rate difference	(253)	(119)
Preferential tax deduction and credits	(11,288)	(4,678)
Expenses not deductible for tax purposes	3,034	1,618
Utilization of previously unrecognized tax losses	(864)	(152)
Withholding tax on undistributed earnings of PRC entities	2,360	1,513
Income not subject to tax	(436)	(552)
Others	261	(571)
Income tax expense	1,859	2,032